Condensed Financial Information of the Company - CONDENSED STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income / (loss) for the year	$ 226,467	$ 165,635	$ (180,976)
Items that may be reclassified to profit or loss:
Other comprehensive (loss) / income from continuing operations for the year, net of income tax	(70)	43	55
Currency translation adjustment	(281,684)	91,105	137,719
Total other comprehensive (loss) / income	(281,750)	92,007	138,722
Parent | Reportable legal entities
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income / (loss) for the year	239,518	174,847	(116,321)
Items that may be reclassified to profit or loss:
Other comprehensive (loss) / income from continuing operations for the year, net of income tax	(231,688)	70,849	94,703
Other comprehensive income / (loss) for the year, net of income tax	(231,688)	70,849	94,703
Total other comprehensive (loss) / income	$ 7,830	$ 245,696	(20,698)
Parent | Reportable legal entities | Discontinued operations
Items that may be reclassified to profit or loss:
Currency translation adjustment			920
Other comprehensive income / (loss) for the year, net of income tax			$ 920